Segment reporting	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Segment reporting
29.	Segment reporting

Business segment information is presented according to management’s definition of the operational management framework and based on the reports used by the Company’s chief operating decision makers.

Management separately monitors operating income (loss) of business units in order to make decisions on resource allocation and performance assessment. Information on the business only considers transactions and balances directly attributable to the segments, and that can be allocated on a reasonable basis, and, as such, are restricted to the calculation of operating income (expenses) before financial income (expenses), not including assets and liabilities, financial income and expenses, and income and social contribution taxes.

The Company’s financing (including financing income and expenses) and income taxes are managed at the corporate level, and are not allocated to operating segments.

Revenue from inter-segment sales is eliminated upon consolidation and reflected in the column “Eliminations.”

The Company has the following segments:

Collection & Cleaning Services: includes industrial collection from large businesses and local household collection, transportation and temporary storage for environmental liability emergencies, industrial accidents and preparation of waste for final disposal. Logistical planning is performed to reduce the risks and environmental impacts involved in internal and external transportation of waste to its final destination.

O&G: soil treatment and restoration services throughout Brazil, and cleaning of storage tanks for the oil & gas industry.

Landfill: services provided by treatment and waste disposal centers, such as ground sealing, drainage and treatment of percolated liquid (leachate), rainwater catchment and soil treatment with hydrocarbons.

Value Recovery: energy recycling services, carefully combining two or more industrial waste products (hazardous waste), aimed at producing a “blend” (homogeneous mixture), which can be used as an alternative fuel of high calorific value in industrial furnaces of the cement industry. It also includes the process of dismantlement of electrical-electronic products.

The business segment information reviewed by the Management for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Collection & Cleaning Services	O&G	Landfills	Value Recovery	Corporate	Eliminations	Consolidated
December 31, 2018
Domestic customers	817,145	12,749	401,140	29,553	—	—	1,260,587
Inter-segment	44,831	45	55,427	1,777	—	(102,080)	—

Total revenue from services	861,976	12,794	456,567	31,330	—	(102,080)	1,260,587
Cost of services	(731,424)	(13,511)	(306,673)	(29,119)	(2,253)	103,797	(979,183)
Gross profit (loss)	130,552	(717)	149,894	2,211	(2,253)	1,717	281,404
Operating income/(expenses)
General and administrative expenses	(40,793)	(96)	(1,761)	(187)	(284,472)	23	(327,286)
Selling expenses, net	(8,433)	(189)	(26,981)	(1,782)	42,709	—	5,324
Share of profit of an associate	—	—	—	—	(650,080)	646,741	(3,339)
Other operating expenses, net	1,225	(6)	4,949	(122)	(580,829)	(1,723)	(576,506)

	(48,001)	(291)	(23,793)	(2,091)	(1,472,672)	645,041	(901,807)

Profit (loss) before finance income and expenses	82,551	(1,008)	126,101	120	(1,474,925)	646,758	(620,403)
Finance expenses	14,788	(541)	(14,244)	(77)	(251,619)	—	(251,693)
Finance income	8,536	73	6,535	603	100,566	—	116,313

Profit (loss) before income and social contribution taxes	105,875	(1,476)	118,392	646	(1,625,978)	646,758	(755,783)
(-) Current income and social contribution taxes	(26,621)	—	(479)	—	(14,523)	—	(41,623)
(-) Deferred income and social contribution taxes	292	—	—	—	76,196	—	76,488
Profit (loss) for the year	79,546	(1,476)	117,913	646	(1,564,305)	646,758	(720,918)
Discontinued operations
Profit (loss) after tax for the year resulting from continuing operations	—	—	—	3,285	27,169	—	30,454

Net income (loss) for the year	79,546	(1,476)	117,913	3,931	(1,537,136)	646,758	(690,464)

	Collection & Cleaning Services	O&G	Landfills	Value Recovery	Corporate	Eliminations	Consolidated
December 31, 2017
Domestic customers	911,652	25,524	371,840	36,833	—	—	1,345,849
Inter-segment	17,171	331	83,558	897	—	(101,957)	—

Total revenue from services	928,823	25,855	455,398	37,730	—	(101,957)	1,345,849
Cost of services	(673,024)	(21,152)	(316,305)	(24,428)	(9,303)	101,957	(942,255)
Gross profit (loss)	255,799	4,703	139,093	13,302	(9,303)	—	403,594
Operating income/(expenses)
General and administrative expenses	(38,309)	(42)	1,290	(842)	(218,629)	—	(256,532)
Selling expenses, net	(16,261)	—	37,468	280	(28,128)	—	(6,641)
Share of profit of an associate	—	—	—	—	83,384	(84,404)	(1,020)
Other operating expenses, net	(15,335)	(4,509)	(41,719)	76,349	(45,911)	—	(31,125)

	(69,905)	(4,551)	(2,961)	75,787	(209,284)	(84,404)	(295,318)

Profit (loss) before finance income and expenses	185,894	152	136,132	89,089	(218,587)	(84,404)	108,276
Finance expenses	(132,234)	889	(37,757)	(36)	(363,037)	—	(532,175)
Finance income	8,276	70	948	81	98,906	—	108,281

Profit (loss) before income and social contribution taxes	61,936	1,111	99,323	89,134	(482,718)	(84,404)	(315,618)
(-) Current income and social contribution taxes	(8,613)	—	(4,030)	(62)	(4,838)	—	(17,543)
(-) Deferred income and social contribution taxes	22,552	—	16,897	—	331,635	—	371,084
Profit (loss) for the year	75,875	1,111	112,190	89,072	(155,921)	(84,404)	37,923
Discontinued operations Profit (loss) after tax for the year resulting from continuing operations	6,506	—	799	7,037	—	—	14,342

Net income (loss) for the year	82,381	1,111	112,989	96,109	(155,921)	(84,404)	52,265

	Collection & Cleaning Services	O&G	Landfills	Value Recovery	Corporate	Eliminations	Consolidated
December 31, 2016
Foreign customers	—	—	—	—	—	—	—
Domestic customers	869,333	62,799	420,293	27,606	—	—	1,380,031
Inter-segment	52,689	78	29,505	1,632	—	(83,904)	—

Total revenue from services	922,022	62,877	449,798	29,238	—	(83,904)	1,380,031
Cost of services	(678,058)	(41,583)	(337,335)	(22,002)	(8,674)	83,904	(1,003,748)

Gross profit (loss)	243,964	21,294	112,463	7,236	(8,674)	—	376,283
Operating income/(expenses)
General and administrative expenses	(38,105)	(783)	(10,206)	(343)	(163,680)	(17,933)	(231,050)
Selling expenses, net	268	897	26,293	8,532	(25,495)		10,495
Share of profit of an associate	—	—	—	—	139,714	(129,562)	10,152
Other operating income (expenses), net	(12,402)	213	962	4	(69,328)	—	(80,551)

	(50,239)	327	17,049	8,193	(118,789)	(147,495)	(290,954)

Profit (loss) before finance income and expenses	193,725	21,621	129,512	15,429	(127,463)	(147,495)	85,329
Finance expenses	(27,110)	(1,326)	(732)	(11)	(367,954)	—	(397,133)
Finance income	1,506	1	18	16	50,122	—	51,663

Profit (loss) before income and social contribution taxes	168,121	20,296	128,798	15,434	(445,295)	(147,495)	(260,141)
(-) Current income and social contribution taxes	—	—	—	(1)	(54,336)	—	(54,337)
(-) Deferred income and social contribution taxes	—	—	—	—	(49,755)	—	(49,755)

Profit (loss) for the year	168,121	20,296	128,798	15,433	(549,386)	(147,495)	(364,233)
Discontinued operations
Profit (loss) after tax for the year resulting from continuing operations	—	—	41	3,247	—	—	3,288

Net income (loss) for the year	168,121	20,296	128,839	18,680	(549,386)	(147,495)	(360,945)

Although we have a diversified customer base across our four business segments, our top 13 customers accounted for 72.9% of our total net revenue in the year ended December 31, 2018. In addition, our top 5 costumers represent 38.2% of our revenue from the Landfills segment, totaling 12.1% of our total net revenue and 8 customers accounted for 93.7% or more of our revenue from the Collection & Cleaning segment, totaling 60.7% of total net revenue in the year ended December 31, 2018. Across our four business segments, our top 10 customers accounted for 74.0% of our total net revenue in the year ended December 31, 2017. In addition, our top 4 costumers represent 49.7% of our revenue from the Landfills segment, totaling 16.8% of our total net revenue and 6 customers accounted for 91.6% or more of our revenue from the Collection & Cleaning segment, totaling 63.2% of total net revenue in the year ended December 31, 2017.